Prepaid Expenses and Other Current Assets (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses for bandwidth, rented data centers or cabinets	$ 10,782	66,896	26,332
Staff field advances	1,362	8,453	3,716
Interest receivables	2,140	13,275	28,404
Receivables for the disposal of certain construction-in-progress	3,270	20,290	20,290
Loans to shareholder of BJ Yichengtaihe	0	0	24,000
Tax recoverables	10,717	66,492	21,345
Deposits	1,578	9,793	10,079
Loan to third parties	7,804	48,422	6,987
Other receivables	12,216	75,820	13,722
Prepaid expenses and other current assets	$ 49,869	309,441	154,875